Annual Fund Operating Expenses (Vanguard Explorer Fund)	12 Months Ended
	Oct. 31, 2013
Vanguard Explorer Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.52%	[1]
Vanguard Explorer Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.33%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.35%	[1]

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.